Shareholder Fees {- Fidelity® Stock Selector Large Cap Value Fund}	Apr. 01, 2022 USD ($)
01.31 Fidelity Stock Selector Large Cap Value Fund Retail PRO-11 | Fidelity® Stock Selector Large Cap Value Fund
Shareholder Fees:
(fees paid directly from your investment)	none